UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund III

Quarterly portfolio holdings 10/31/14

Fund's investmentsPreferred Income Fund III

As of 10-31-14 (unaudited)
	Shares	Value
Preferred securities (a) 142.1% (94.0% of Total investments)		$857,525,709
(Cost $824,276,519)
Consumer staples 2.0%		12,289,226
Food and staples retailing 2.0%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S) (Z)	135,000	12,289,226
Financials 88.8%		535,992,186
Banks 31.0%
Barclays Bank PLC, Series 3, 7.100% (Z)	355,000	9,080,900
Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,292,150
BB&T Corp., 5.200%	680,000	15,470,000
BB&T Corp., 5.625% (Z)	210,000	5,111,400
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	615,000	15,590,250
HSBC Holdings PLC, 8.000% (Z)	63,500	1,701,800
HSBC USA, Inc., 6.500% (Z)	135,000	3,438,450
RBS Capital Funding Trust V, 5.900%	719,900	17,205,610
RBS Capital Funding Trust VI, 6.250% (Z)	330,000	7,982,700
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	916,000	21,498,520
Santander Holdings USA, Inc., Series C, 7.300% (Z)	463,000	11,806,500
The PNC Financial Services Group, Inc., 5.375%	35,000	835,800
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	210,000	5,720,400
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%) (Z)	160,000	4,329,600
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	888,000	26,027,280
Wells Fargo & Company, 6.000%	640,000	15,987,200
Wells Fargo & Company, 8.000% (Z)	374,000	10,984,380
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (Z)	50,000	1,403,500
Capital markets 9.6%
Morgan Stanley, 6.625%	60,000	1,528,800
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	95,000	2,394,950
Morgan Stanley Capital Trust III, 6.250%	160,000	4,089,600
Morgan Stanley Capital Trust IV, 6.250% (Z)	845,000	21,547,500
Morgan Stanley Capital Trust V, 5.750%	100,000	2,528,000
Morgan Stanley Capital Trust VII, 6.600%	30,000	764,100
State Street Corp., 5.250%	62,000	1,513,420
The Bank of New York Mellon Corp., 5.200%	45,000	1,072,800
The Goldman Sachs Group, Inc., 6.125% (Z)	877,000	22,679,220
Consumer finance 0.5%
Navient Corp., 6.000% (Z)	50,000	1,076,500
SLM Corp., Series A, 6.970% (Z)	44,899	2,207,233
Diversified financial services 17.7%
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR + 6.370%)	17,000	452,540
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	396,500	10,273,315
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,524,510
General Electric Capital Corp., 4.700%	115,000	2,749,650
ING Groep NV, 7.050% (Z)	445,000	11,334,150
ING Groep NV, 7.200%	765,000	19,584,000
JPMorgan Chase & Company, 5.500%	60,000	1,385,400
JPMorgan Chase & Company, 6.700%	30,000	771,900
JPMorgan Chase Capital XXIX, 6.700% (Z)	687,500	17,682,500
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	475,000	12,174,250
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	415,000	10,661,350

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

	Shares	Value
Financials (continued)
Diversified financial services (continued)
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	430,000	$11,068,200
Insurance 16.4%
Aegon NV, 6.375% (Z)	280,000	7,148,400
Aegon NV, 6.500% (Z)	330,000	8,408,400
American Financial Group, Inc., 7.000% (Z)	490,000	12,842,900
MetLife, Inc., Series B, 6.500% (Z)	1,000,000	25,950,000
PLC Capital Trust V, 6.125% (Z)	190,000	4,845,000
Prudential Financial, Inc., 5.750% (Z)	119,000	2,986,900
Prudential PLC, 6.500% (Z)	129,638	3,362,810
RenaissanceRe Holdings, Ltd., Series C, 6.080%	60,000	1,529,400
The Phoenix Companies, Inc., 7.450%	574,500	14,172,915
W.R. Berkley Corp., 5.625% (Z)	730,000	17,600,300
Real estate investment trusts 13.5%
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	151,600	3,847,608
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	118,500	2,999,235
Kimco Realty Corp., 6.000% (Z)	950,000	24,196,500
Public Storage, 5.200%	255,000	5,859,900
Public Storage, 5.750%	395,000	9,855,250
Public Storage, 6.350%	220,000	5,702,400
Public Storage, Depositary Shares, Series Q, 6.500%	142,000	3,727,500
Public Storage, Series P, 6.500% (Z)	123,000	3,207,840
Senior Housing Properties Trust, 5.625% (Z)	710,000	16,706,300
Ventas Realty LP, 5.450%	210,000	5,172,300
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	340,000
Industrials 1.8%		10,487,050
Machinery 1.8%
Stanley Black & Decker, Inc., 5.750% (Z)	415,000	10,487,050
Telecommunication services 12.3%		74,081,035
Diversified telecommunication services 5.4%
Qwest Corp., 6.125%	20,000	470,800
Qwest Corp., 6.875%	62,500	1,598,125
Qwest Corp., 7.000%	60,000	1,539,000
Qwest Corp., 7.375% (Z)	777,500	20,510,450
Qwest Corp., 7.500%	174,500	4,659,150
Verizon Communications, Inc., 5.900% (Z)	148,000	3,833,200
Wireless telecommunication services 6.9%
Telephone & Data Systems, Inc., 6.875%	473,000	11,914,870
Telephone & Data Systems, Inc., 7.000% (Z)	415,000	10,582,500
United States Cellular Corp., 6.950% (Z)	742,000	18,972,940
Utilities 37.2%		224,676,212
Electric utilities 25.4%
Alabama Power Company, 5.200% (Z)	410,000	10,360,700
Duke Energy Corp., 5.125% (Z)	960,000	23,299,200
Entergy Arkansas, Inc., 5.750%	105,100	2,673,744
Entergy Louisiana LLC, 5.250% (Z)	240,000	6,000,000
Entergy Louisiana LLC, 5.875% (Z)	312,625	8,000,074
Entergy Louisiana LLC, 6.000% (Z)	242,038	6,150,186

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund III

			Shares	Value
Utilities (continued)
Electric utilities (continued)
	Entergy Mississippi, Inc., 6.000%		112,500	$2,880,000
	Entergy Mississippi, Inc., 6.200% (Z)		156,706	3,996,003
	FPL Group Capital Trust I, 5.875% (Z)		295,000	7,655,250
	Gulf Power Company, 5.750% (Z)		140,000	3,607,800
	HECO Capital Trust III, 6.500%		228,100	5,942,005
	Interstate Power & Light Company, 5.100% (Z)		75,000	1,882,500
	NextEra Energy Capital Holdings, Inc., 5.125%		200,000	4,534,000
	NextEra Energy Capital Holdings, Inc., 5.700% (Z)		710,000	17,884,900
	PPL Capital Funding, Inc., 5.900%		1,110,000	27,028,500
	SCE Trust I, 5.625%		190,000	4,647,400
	SCE Trust II, 5.100% (Z)		610,000	13,584,700
	SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)		120,000	3,244,800
Multi-utilities 11.8%
	BGE Capital Trust II, 6.200% (Z)		762,000	19,469,100
	DTE Energy Company, 5.250% (Z)		605,000	14,786,200
	DTE Energy Company, 6.500% (Z)		385,000	10,337,250
	Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (Z)		287,500	7,509,500
	SCANA Corp., 7.700%		756,000	19,202,400
Common stocks 0.8% (0.5% of Total investments)				$4,742,180
(Cost $5,435,057)
Utilities 0.8%				4,742,180
Electric utilities 0.8%
FirstEnergy Corp.			127,000	4,742,180
	Rate (%)	Maturity date	Par value	Value
Capital preferred securities (b) 1.5% (1.0% of Total investments)				$9,087,300
(Cost $9,517,500)
Financials 1.5%				9,087,300
Banks 1.5%
CA Preferred Funding Trust (Q)	7.000	01-30-15	9,000,000	9,087,300
Corporate bonds 3.0% (2.0% of Total investments)				$18,434,787
(Cost $17,590,033)
Energy 2.0%				12,013,125
Oil, gas and consumable fuels 2.0%
Energy Transfer Partners LP (P)	3.250	11-01-66	12,900,000	12,013,125
Utilities 1.0%				6,421,662
Electric utilities 0.5%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q) (Z)	6.250	02-01-22	3,000,000	3,302,502
Multi-utilities 0.5%
Dominion Resources, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	3,000,000	3,119,160
			Par value	Value
Short-term investments 3.7% (2.5% of Total investments)				$22,316,000
(Cost $22,316,000)
Repurchase agreement 3.7%				22,316,000
Repurchase Agreement with State Street Corp. dated 10-31-14 at 0.000% to be repurchased at $22,316,000 on 11-3-14, collateralized by $23,200,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $22,766,160, including interest)			22,316,000	22,316,000

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund III

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $879,135,109)† 151.1%	$912,105,976
Other assets and liabilities, net (51.1%)	($308,637,393)
Total net assets 100.0%	$603,468,583

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
LIBOR	London Interbank Offered Rate
(a)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(b)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-14 was $503,561,849.
†	At 10-31-14, the aggregate cost of investment securities for federal income tax purposes was $879,165,898. Net unrealized appreciation aggregated $32,940,078, of which $43,792,623 related to appreciated investment securities and $10,852,545 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2014, by major security category or type:

	Total market value at 10-31-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$12,289,226	—	$12,289,226	—
Financials	535,992,186	$535,992,186	—	—
Industrials	10,487,050	10,487,050	—	—
Telecommunication services	74,081,035	70,247,835	3,833,200	—
Utilities	224,676,212	224,676,212	—	—
Common stocks	4,742,180	4,742,180	—	—
Capital preferred securities	9,087,300	—	9,087,300	—
Corporate bonds	18,434,787	—	18,434,787	—
Short-term investments	22,316,000	—	22,316,000	—
Total Investments in Securities	$912,105,976	$846,145,463	$65,960,513	—
Other Financial Instruments:
Futures	($628,827)	($628,827)	—	—
Interest rate swaps	($1,221,787)	—	($1,221,787)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

6

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2014, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at October 31, 2014.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Dec 2014	($85,295,548)	($85,924,375)	($628,827)
						($628,827)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2014.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	72,000,000	USD	72,000,000	Fixed 1.462500%	3 Month LIBOR	Aug 2016	—	($1,285,031)	($1,285,031)
Morgan Stanley Capital Services	72,000,000	USD	72,000,000	Fixed.8750%	3 Month LIBOR	Jul 2017	—	63,244	63,244
			144,000,000				—	($1,221,787)	($1,221,787)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P12Q1	10/14
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.		12/14

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:

/s/ Andrew Arnott

_________________________________

Andrew Arnott

President

Date:    December 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_________________________________

Andrew Arnott

President

Date:    December 12, 2014

By:

/s/ Charles A. Rizzo

_________________________________

Charles A. Rizzo

Chief Financial Officer

Date:    December 12, 2014